Prepaid Expenses and Other Current Assets (Details) $ in Thousands	Jan. 03, 2021 USD ($)	Dec. 29, 2019 USD ($) restaurant
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid contract expenses	$ 4,138	$ 4,144
Assets held for sale	0	1,622
Other	1,508	1,079
Prepaid expenses and other current assets	$ 5,646	$ 6,845
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Pollo Tropical
Property, Plant and Equipment [Line Items]
Number of restaurants | restaurant		1